SHARE-BASED COMPENSATION	9 Months Ended
Sep. 30, 2022
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

11.SHARE-BASED COMPENSATION

In February 2007, the Group adopted the 2007 Global Share Plan which allows the Group to offer incentive awards to employees, officers, directors and consultants or advisors (the “Participants”). Under the 2007 Global Share Plan, the Group may issue incentive awards to the Participants to purchase not more than 100,000,000 ordinary shares. In June 2007, the Group adopted the 2008 Global Share Plan which allows the Group to offer incentive awards to Participants to purchase up to 30,000,000 ordinary shares. In October 2008, the Group increased the maximum number of incentive awards available under the 2008 Global Share Plan to 70,000,000. In September 2009, the Group adopted the 2009 Share Incentive Plan which allows the Group to offer incentive awards to Participants. Under the 2009 Share Incentive Plan, the Group may issue incentive awards to purchase up to 30,000,000 ordinary shares. In August 2010, the Group increased the maximum number of incentive awards available under the 2009 Share Incentive Plan to 150,000,000. In March 2015, the Group increased the maximum number of incentive awards available under the 2009 Share Incentive Plan to 430,000,000. The 2007 and 2008 Global Share Plans and 2009 Share Incentive Plan (collectively, the “Incentive Award Plans”) contain the same terms and conditions. The incentive awards granted under the Incentive Award Plans typically have a maximum life of ten years and vest in typical ways as listed below:

a.)Vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years;
b.)Vest over a period of ten years in equal yearly installments;

As of September 30, 2022, the Group had granted 245,776,690 options and 280,351,030 nonvested restricted stocks, which were subject to adjustment on performance condition.

Share options

No share options were granted during the nine months ended September 30, 2021 and 2022.

As of September 30, 2022, total unrecognized compensation expense related to the option arrangements was nil.

Nonvested restricted stocks

The fair value of nonvested restricted stock with service conditions or performance conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

During the nine months ended September 30, 2022, the Group granted 37,291,960 nonvested restricted stocks to certain officers and employees with no consideration. 50% vests on the second anniversary of the vesting commencement date with the remaining 50% vesting ratably over the following two years.

The following table summarized the Group’s nonvested restricted stock activities during the nine months ended September 30, 2022.

		Weighted Average Grant
	Number of Restricted	Date
	Stocks	Fair Value
		US$
Nonvested restricted stocks outstanding at January 1, 2022	53,696,490	1.20
Granted	37,291,960	2.50
Forfeited	(1,904,140)	1.21
Vested	(6,314,470)	1.73
Nonvested restricted stocks outstanding at September 30, 2022	82,769,840	1.74

As of September 30, 2022, there was RMB862 in unrecognized compensation costs, net of estimated forfeitures, related to unvested restricted stocks, which is expected to be recognized over a weighted-average period of 3.66 years.

The total fair value of nonvested restricted stocks vested was RMB279 and RMB143 for the nine months ended September 30, 2021 and September 30, 2022 respectively.